Schedule of condensed balance sheet (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 1,860	$ 14,600	$ 1,969	$ 15,295	$ 3,801
Current	895	7,029	750	5,822	4,060
Non-current	967	7,587	1,221	9,482	198
Total	$ 1,862	$ 14,616	$ 1,971	$ 15,304	$ 4,258